Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Sep. 30, 2011 T-Mobile [Member]	Jun. 30, 2011 Target Mobile Centers Offering T-Mobile Products [Member]
Inventory write-down	$ 3.0
Earnings charge related to vendor transition		$ 23
Number of retail locations			680